Share capital, share premium and other reserves	12 Months Ended
Dec. 31, 2025
Share capital, share premium and other reserves
Share capital, share premium and other reserves

23.Share capital, share premium and other reserves

Share capital represents the par value of shares that have been issued.

Share premium includes any premiums received on the issue of share capital. Any transaction costs associated with the issuing of shares are deducted from share premium, net of any related income tax benefits.

Other reserves include the following:

–	EBT shares reserve comprise shares held by an employee benefit trust in connection with the Group’s share-based incentive plans.
–	Cash flow hedge reserve comprises gains and losses relating to these types of financial instruments.
–	Merger reserve arises as a result of business combinations of entities under common control.
–

Other reserves comprises mainly differences between the fair value of the consideration paid for an investment, and the carrying value of assets and liabilities acquired from business combinations under common control.

Translation reserve arises from the foreign currency translation of the Group’s foreign operations into the Group’s presentation currency.

Retained earnings includes all current and prior years’ retained profits, remeasurement gains/(losses), including any tax impacts on defined benefit plans.

As at 31 December 2025, the Group had share capital of £90m pertaining to 8,952,353,648 of ordinary shares at £0.01 each (31 December 2024: £91m pertaining to 9,083,725,919 of ordinary shares at £0.01 each). The decrease in the number of shares outstanding was due to a number of transactions during the year including a cancellation of 44,155,844 ordinary shares repurchased from Pfizer pursuant to an off market share buyback which completed on 21 March 2025 for approximately £170m. On 28 March 2025, the Group announced the commencement of an on-market share buyback programme. The first tranche of the buyback programme commenced on 28 March 2025 for aggregate consideration of approximately £200m and concluded on 26 June 2025 with the Group re-purchasing 51,036,522 which were subsequently cancelled.

On 31 July 2025, the Group announced the commencement of the second tranche of the buyback programme for an aggregate consideration of approximately £280m. This was made up of approximately £130m to complete the remainder of the £500m allocated to share buybacks in 2025 and a further approximately £150m for the purposes of satisfying Haleon's obligations under its existing employee share plans in 2026 and 2027. The second tranche of the buyback programme concluded on 1 October 2025 with Haleon re-purchasing 80,614,159 shares, 36,179,905 of which were subsequently cancelled and 44,434,254 were held as treasury shares.

As at 31 December 2025 the Company held 45,745,646 ordinary shares as treasury shares (2024: 30,365,037 ordinary shares).

Share capital and share premium

		At 31 December 2025	At 31 December 2024
Ordinary shares at £0.01 each	Number	8,952,353,648	9,083,725,919
Share capital	£'000	89,524	90,837

The table above presents the movement of share capital and share premium of the Company for the year ended 31 December 2025. All ordinary shares are issued and fully paid. All ordinary shares rank equally with regard to the Company’s residual assets. Holders of these shares are entitled to dividends declared from time to time and are entitled to one vote per share at general meetings of the Company. All rights attached to the treasury shares held by the Group are suspended until those shares are reissued. The redeemable preference shares carry limited class voting rights and no dividend rights.

Other reserves

The analysis of other reserves is as follows:

	Cumulative translation reserve £m	EBT shares reserve[1] £m	Treasury shares reserve £m	Fair Value reserve £m	Capital redemption reserve £m	Cash flow hedge reserve £m	Merger reserve £m	Total £m
As at 1 January 2024	626	(38)	–	–	–	139	(11,687)	(10,960)
Other comprehensive income	–	–	–	–	–	(26)	–	(26)
Shares transferred to employees	–	41	–	–	–	–	–	41
Repurchase of ordinary shares and capital reduction	–	–	–	–	1	–	–	1
Purchase of shares by employee benefit trust	–	(5)	–	–	–	–	–	(5)
Purchase of treasury shares	–	–	(116)	–	–	–	–	(116)
Exchange movements on overseas net assets	(132)	–	–	–	–	–	–	(132)
As at 31 December 2024	494	(2)	(116)	–	1	113	(11,687)	(11,197)
Other comprehensive income	–	–	–	(15)	–	(12)	–	(27)

	Cumulative translation reserve £m	EBT shares reserve[1] £m	Treasury shares reserve £m	Fair Value reserve £m	Capital redemption reserve £m	Cash flow hedge reserve £m	Merger reserve £m	Total £m
Shares transferred to employees	–	107	1	–	–	–	–	108
Repurchase of ordinary shares and capital reduction	–	–	–	–	1	–	–	1
Transfer of treasury shares to employee benefit trust	–	(110)	110	–	–	–	–	–
Purchase of treasury shares	–	–	(151)	–	–	–	–	(151)
Exchange movements on overseas net assets	(246)	–	–	–	–	–	–	(246)
As at 31 December 2025	248	(5)	(156)	(15)	2	101	(11,687)	(11,512)

[1]	Shares owned through an EBT. The total number of shares held in connection with employee share schemes as at 31 December 2025 was 1.3m (2024:0.6m).

The cumulative translation exchange in equity is attributable to:

	Retained earnings	Non-controlling interests	Total cumulative translation exchange
	£m	£m	£m
As at 1 January 2024	626	(1)	625
Exchange movements on overseas net assets	(132)	(2)	(134)
As at 31 December 2024	494	(3)	491
Exchange movements on overseas net assets	(246)	(1)	(247)
As at 31 December 2025	248	(4)	244